Share Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Jan. 12, 2019	Jan. 01, 2019	Dec. 28, 2018	Dec. 03, 2018	Jan. 17, 2018	Aug. 23, 2017	Nov. 18, 2014	Jul. 02, 2008	Apr. 18, 2008	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Nov. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares									11,652,556
Ordinary shares, par value									$ 0.0001	$ 0.0001	$ 0.0001
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent								5.00%
Dividends payable, amount per share										$ 0	$ 0.1125	$ 0.1125
Authorized reduction in exercise price of outstanding options												$ 0.1125
Total intrinsic value of options exercised										$ 0	$ 749	$ 0
Share-based compensation related to nonvested shares that is expected to be recognized										$ 0
Nonvested shares granted										955,168	468,600	125,000
Grant date fair value non vested share										$ 1.76	$ 2.29	$ 3.03
Share-based compensation expenses										$ 2,005	$ 2,306	$ 2,111
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									4 years
Contractual terms									10 years
Share options granted to selected employees exercise, price						$ 1.81	$ 3.32
Share-based compensation expenses										$ 143	1,231	1,216
Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									2 years
Share-based compensation related to nonvested shares that is expected to be recognized, weighted average period										1 year
New Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares													2,850,000
Non Vested Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					2 years
Nonvested shares granted	291,968	160,000	353,200	150,000
Grant date fair value non vested share	$ 1.71	$ 1.68	$ 1.76	$ 1.92
Total share base compensation		$ 768	$ 627	$ 287
Share-based compensation requisite service period				1 year
Nonvested Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation related to nonvested shares that is expected to be recognized										$ 750,000
Share-based compensation related to nonvested shares that is expected to be recognized, weighted average period										9 months 18 days
Share-based compensation expenses										$ 1,862	$ 1,075	$ 895